Concentrations	12 Months Ended
Apr. 30, 2014
Concentrations [Abstract]
Concentrations	Note 14. Concentrations Concentration of Credit Risk As of April 30, 2014, the Company's bank balances exceed FDIC insurance by approximately $592,000.